Employees' Stock Incentive Plans and Management Incentive Plans (Tables)	3 Months Ended
Mar. 29, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of fair value assumptions used in share-based compensation
The weighted average assumptions used to estimate the fair values are as follows:

	Three Months Ended
	March 29, 2015	March 30, 2014
Exercise price	$13.50	$10.00
Risk-free interest rate	1.50%	1.41%
Expected term (in years)	5.0	5.0
Expected volatility	25.0%	24.3%
Expected forfeiture rate	5.0%	5.0%

Allocation of share-based compensation costs
The compensation cost related to equity plans and the related tax benefit is primarily recognized in SG&A as follows:

	Three Months Ended
	March 29, 2015	March 30, 2014
	(In millions)
Pre-tax compensation cost	$2	$2
Tax benefit	1	1
After-tax compensation cost	$1	$1

Rollforward of stock option activity
A summary of Heinz’s stock option activity and related information is as follows:

Number of Options
(In millions)
Options outstanding at December 28, 2014	19
Options granted	4
Options forfeited	—
Options exercised	—
Options outstanding at March 29, 2015	23